Cash - Schedule of Cash (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Jan. 11, 2017	Jan. 10, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash on hand	$ 11,897	$ 16,780
Cash at bank	5,733,424	6,074,962
Total, cash	$ 5,745,321	6,091,742	$ 6,129,522	$ 4,821,869
Successor [Member]
Cash on hand		16,780
Cash at bank		6,074,962		4,821,869
Total, cash		$ 6,091,742		$ 4,821,869	$ 3,006,240
Predecessor [Member]
Cash on hand
Cash at bank							248,912
Total, cash						$ 85,742	$ 248,912	$ 155,059